Average Annual Total Returns - Transamerica JPMorgan Mid Cap Value VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	1.35%	7.96%	10.30%	May 03, 1999	1.03%	7.68%	10.02%	May 01, 2003	4.96%	[1]	9.73%	[1]	10.49%	[1]

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.